Leasing Arrangements－Lessee (Details) - Schedule of information on profit and loss accounts relating to lease contracts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Information On Profit And Loss Accounts Relating To Lease Contracts Abstract
Interest expense on lease liabilities	$ 1,219	$ 1,196	$ 887
Expense on short-term lease contracts	13,602	2,142	12,435
Expense on leases of low-value assets	19,227	4,872	1,423
Loss on lease modification	$ 48,488